FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 1,300	$ 985
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	479	262
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	726	650
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	64	73
Other financing costs [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 31	$ 0